INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax And Social Contribution
Schedule of income tax and social contribution by area

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%
Luxembourg	24.94%

Schedule of income taxes

	2023	2022	2021
Income tax expense – current	(2,077.9)	(1,718.9)	(1,268.6)

Deferred tax expense on temporary differences	279.8	1,012.6	1,072.9
Deferred tax on tax loss carryforward movements in the current period	1,722.6	1,361.9	(440.9)
Total deferred tax (expense)/income	2,002.4	2,374.5	632.0

Total income tax expenses	(75.5)	655.6	(636.6)

Schedule of reconciliation between the weighted nominal tax rate and the effective tax rate

	2023	2022	2021
Profit before tax	15,035.9	14,235.6	13,759.2
Adjustment on a taxable basis
Others non-taxable income	(919.0)	(883.3)	(611.0)
Government grants related to sales taxes	(3,011.7)	(2,535.1)	(1,883.1)
Share of results of joint ventures	185.3	29.1	115.7
Non-deductible expenses	56.5	192.8	99.2
Worldwide taxation	1,171.4	679.3	(360.0)
	12,518.4	11,718.4	11,120.0
Aggregated weighted nominal tax rate	28.30%	29.47%	27.39%
Taxes payable – nominal rate	(3,542.3)	(3,453.3)	(3,045.3)
Adjustment on tax expense
Income tax Incentives	120.4	234.0	213.2
Deductible interest on shareholders’ equity	3,909.8	4,079.9	2,516.0
Tax savings from goodwill amortization	17.2	27.2	77.5
Withholding income tax	(489.1)	(164.5)	(876.0)
Recognition/(write-off) of deferred charges on tax losses	100.9	(58.2)	(1.5)
Effect of application of IAS 29 (hyperinflation)	(382.3)	(249.0)	(123.3)
Others with reduced taxation	189.9	239.5	602.8
Income tax and social contribution expense	(75.5)	655.6	(636.6)
Effective tax rate	0.50%	-4.61%	4.63%

Schedule of deferred income tax

	2023			2022
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	8.2	-	8.2	7.5	-	7.5
Intangible	-	(1,369.7)	(1,369.7)	-	(1,690.2)	(1,690.2)
Employee benefits	856.5	-	856.5	951.2	-	951.2
Trade payables	2,843.8	(3.3)	2,840.5	3,232.8	(2.9)	3,229.9
Trade receivables	43.8	(7.0)	36.8	38.6	(3.8)	34.8
Derivatives	31.1	(77.2)	(46.1)	95.1	(44.8)	50.3
Interest-Bearing Loans and Borrowings	7.5	-	7.5	0.5	(0.9)	(0.4)
Inventories	268.6	(59.6)	209.0	413.9	(139.3)	274.6
Property, plant and equipment	714.2	(1,837.2)	(1,123.0)	899.5	(2,177.1)	(1,277.6)
Withholding tax on undistributed profits and royalties	-	(1,385.5)	(1,385.5)	-	(1,877.6)	(1,877.6)
Investments in joint ventures	-	(383.7)	(383.7)	-	(421.6)	(421.6)
Losses carried forward	4,383.3	-	4,383.3	2,660.7	-	2,660.7
Provisions	1,026.3	(4.6)	1,021.7	819.3	-	819.3
Impact of the adoption of IFRS 16 (Leases)	14.5	(19.7)	(5.2)	35.1	(11.4)	23.7
ICMS on the assessment bases of PIS/COFINS	-	(228.5)	(228.5)	-	(168.2)	(168.2)
Other items	266.5	(437.1)	(170.6)	260.8	(164.1)	96.7
Gross deferred tax assets/(liabilities)	10,464.3	(5,813.1)	4,651.2	9,415.0	(6,701.9)	2,713.1
Netting by taxable entity	(2,494.7)	2,494.7	-	(2,976.2)	2,976.2	-
Net deferred tax assets/(liabilities)	7,969.6	(3,318.4)	4,651.2	6,438.8	(3,725.7)	2,713.1

Schedule of deferred tax assets and liabilities

	2023
Deferred taxes not related to tax losses	to be realized within 12 months	to be realized after 12 months	Total

Investment securities	-	8.2	8.2
Intangible	(1.2)	(1,368.5)	(1,369.7)
Employee benefits	199.9	656.6	856.5
Trade payables	(220.6)	3,061.1	2,840.5
Trade receivables	22.7	14.1	36.8
Derivatives	(49.8)	3.7	(46.1)
Interest-bearing loans and borrowings	0.1	7.4	7.5
Inventories	252.7	(43.7)	209.0
Property, plant and equipment	(4.1)	(1,118.9)	(1,123.0)
Withholding tax on undistributed profits and royalties	-	(1,385.5)	(1,385.5)
Investments in joint ventures	-	(383.7)	(383.7)
Provisions	664.5	357.2	1,021.7
Impact of the adoption of IFRS 16 (Leases)	-	(5.2)	(5.2)
ICMS on the assessment bases of PIS/COFINS	-	(228.5)	(228.5)
Other items	39.8	(210.4)	(170.6)
Total	904.0	(636.1)	267.9

Schedule of deferred tax realization related to tax losses

Deferred tax related to tax losses	2023
2023	-
2024	755.7
2025	422.5
2026	1,635.2
2027	1,052.8
2028 a 2030	170.3
2031 em onward (i)	346.8
Total	4,383.3

(i)	There is no expectation of realization beyond a term of ten years.

Schedule of net change in deferred income tax and social contribution

At December 31, 2021	1,513.7
Recognition of actuarial gains/(losses)	(146.9)
Investment hedge – put option granted on subsidiaries	(105.0)
Cash flow hedge – gains/(losses)	41.3
Gains/(losses) on translation of other foreign operations	(419.3)
Recognized in other comprehensive income	(629.9)
Recognized in the income statement	2,374.5
Changes directly in the balance sheet	(545.2)
Recognized in deferred tax	(595.5)
Effect of application of IAS 29 (hyperinflation)	(595.5)
Recognized in other balance sheet group	50.3
At December 31, 2022	2,713.1
Recognition of actuarial gains/(losses)	24.4
Investment hedge – put option granted on subsidiaries	(155.9)
Cash flow hedge – gains/(losses)	83.2
Gains/(losses) on translation of other foreign operations	553.9
Recognized in other comprehensive income	505.6
Recognized in the income statement	2,002.4
Changes directly in the balance sheet	(569.9)
Recognized in deferred tax	(476.3)
Effect of application of IAS 29 (hyperinflation)	(476.3)
Recognized in other balance sheet group	(93.6)
At December 31, 2023	4,651.2